Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 135	$ 135	$ 116
Derivative instruments	$ 512	$ 466	$ 345